[LOGO] Merrill Lynch  Investment Managers

Semi-Annual Report

September 30, 2002

Merrill Lynch
Small Cap Value
Fund, Inc.

www.mlim.ml.com

                    MERRILL LYNCH SMALL CAP VALUE FUND, INC.

Portfolio Information as of September 30, 2002

                                                                      Percent of
Ten Largest Equity Holdings                                           Net Assets
--------------------------------------------------------------------------------
Symbol Technologies, Inc. ..........................................    2.7%
Charter One Financial, Inc. ........................................    2.3
CNF Transportation Inc. ............................................    2.1
Banknorth Group, Inc. ..............................................    2.0
Protective Life Corporation ........................................    2.0
Outback Steakhouse, Inc. ...........................................    1.9
Noble Energy, Inc. .................................................    1.8
Corn Products International, Inc. ..................................    1.6
Watsco, Inc. .......................................................    1.6
XTO Energy, Inc. ...................................................    1.5
--------------------------------------------------------------------------------

                                                                      Percent of
Five Largest Industries                                               Net Assets
--------------------------------------------------------------------------------
Banks ..............................................................    9.7%
Oil & Gas ..........................................................    8.0
Software ...........................................................    6.2
Health Care Providers & Services ...................................    4.9
Specialty Retail ...................................................    4.3
--------------------------------------------------------------------------------

                    Merrill Lynch Small Cap Value Fund, Inc., September 30, 2002

DEAR SHAREHOLDER

For the six months ended September 30, 2002, Merrill Lynch Small Cap Value Fund, Inc. lagged the unmanaged Russell 2000 Index. The Fund's Class A, Class B, Class C and Class D Shares had total returns of -29.60%, -29.96%, -29.94% and -29.64%, respectively, compared to the -27.97% total return for the Russell 2000 Index. (Results shown do not reflect sales charges and would be lower if sales charges were included. Complete performance information can be found on pages 4 and 5 of this report to shareholders.)

Stock prices dropped sharply during the six-month period ended September 30, 2002, with small- and large-capitalization stocks declining by a similarly large amount. After nearly three years of relative outperformance, small-capitalization stocks began underperforming large-capitalization stocks in July 2002, as weakness in U.S. gross domestic product and employment data caused investors to fear a double-dip recession. During the six-month period, investors favored companies with predictable earnings and internally generated growth, while penalizing companies with a history of aggressive acquisitions and growth at the expense of profitability. Given this market bias, value stocks performed better than growth stocks during the period.

Portfolio Matters

The Fund's performance for the six-month period ended September 30, 2002 suffered from poor sector positioning. Relative to the benchmark Russell 2000 Index, underweighted investments in the better-performing financial services sector and overweighted investments in the poor-performing technology sector hindered results in a sharply declining stock market. The portfolio's information technology stocks performed significantly better than the technology stocks in the Russell 2000 Index, but the benefits of favorable stock selection were more than offset by the negative effect of being overweighted in a sharply declining sector.

Specific stocks that benefited the Fund's semi-annual results included Michael's Stores Inc. and Boron, LePore & Associates, Inc. Shares of Michael's Stores, a retailer of home decorations and arts and crafts items, appreciated more than 20% during the six-month period ended September 30, 2002, as the company posted strong same-store sales comparisons and earnings surpassed the range of analysts' estimates. Boron, LePore & Associates, a provider of medical education and marketing services to the pharmaceutical industry, also performed well, appreciating nearly 33% on news of a cash takeover by drug distributor Cardinal Health, Inc. at a substantial premium to the then-prevailing share price.

During the six-month period ended September 30, 2002, Fund performance was hindered by holdings in Vignette Corporation, an application software provider, and United Rentals, Inc., an equipment rental company operating a network of U.S.-based locations. Vignette Corporation and other software stocks were particularly weak during the period. Many application software stocks declined to unprecedented low valuation levels when measured as a multiple of tangible book value. The portfolio remains overweighted in software stocks based on our belief that there is considerable opportunity in this area. Application software stocks generally have net cash on the balance sheet, low capital requirements and significant leverage to a rebound in the U.S. economy. With respect to our investment in United Rentals, Inc., we trimmed the portfolio's position based on weaker economic data and concern over stress in the company's balance sheet. We continue to hold a reduced position in United Rentals, Inc., based on the belief that these concerns are now reflected in the company's low share price.

At September 30, 2002, the portfolio's largest commitment was in the information technology sector at approximately 16.3% of net assets, closely followed by financial services at 16.2% of net assets and industrials at 13.9% of net assets. The portfolio remains underweighted in utilities, telecommunication services and basic materials. The portfolio's sector weights reflect our positive outlook for the U.S. economy and our expectation that economically sensitive sectors such as industrials and technology will outperform the overall market in the year ahead. Compared to the Russell 2000 Index, the portfolio is most overweighted in the energy sector and most underweighted in the financial services sector.

Earlier this year, we raised the level of liquidity in the portfolio given more volatile equity market conditions. In many instances, we upgraded the portfolio to favor market-leading companies over smaller competitors. We believe this positioning should enable us to maneuver more quickly in response to changing market conditions and leverage the leaders' ability to gain market share in a difficult economic environment. During turbulent times, we seek to capitalize on market volatility and identify opportunities where, based on our fundamental research, we believe that share prices are unduly depressed.

In the near term, we are concerned that consumer spending may stall and corporate spending could be slow to recover. We anticipate that small cap stocks will eventually lead the U.S. recovery by about six months as they have in past economic cycles. Small cap stocks are currently trading at valuation levels not seen since 1998, and we believe that patient investors will be rewarded through the current downturn. We believe that a recovery in small cap stocks would likely be led by a resumption of corporate spending as companies strive to improve their productive capacity with fewer employees.

In Conclusion

We thank you for your continued investment in Merrill Lynch Small Cap Value Fund, Inc., and we look forward to reviewing our outlook and strategy with you again in our next report to shareholders.

Sincerely,


/s/ Terry K. Glenn

Terry K. Glenn
President and Director/Trustee


/s/ R. Elise Baum

R. Elise Baum
Senior Vice President and
Portfolio Manager

October 25, 2002

OFFICERS AND DIRECTORS/TRUSTEES

Terry K. Glenn, President and Director/Trustee
Donald W. Burton, Director/Trustee
M. Colyer Crum, Director/Trustee
Laurie Simon Hodrick, Director/Trustee
J. Thomas Touchton, Director/Trustee
Fred G. Weiss, Director/Trustee
Robert E. Doll, Jr., Senior Vice President
R. Elise Baum, Senior Vice President and Portfolio Manager
Donald C. Burke, Vice President and Treasurer
Susan B. Baker, Secretary

Custodian

The Bank of New York
90 Washington Street, 12th Floor
New York, NY 10286

Transfer Agent

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 637-3863


                                     2 & 3

                    Merrill Lynch Small Cap Value Fund, Inc., September 30, 2002

PERFORMANCE DATA

About Fund Performance

      Investors are able to purchase shares of the Fund through the Merrill Lynch Select Pricing(SM) System, which offers four pricing alternatives:

o Class A Shares incur a maximum initial sales charge (front-end load) of 5.25% and bear no ongoing distribution or account maintenance fees. Class A Shares are available only to eligible investors.

o Effective June 1, 2001, Class B Shares are subject to a maximum contingent deferred sales charge of 4%, declining to 0% after six years. All Class B Shares purchased prior to June 1, 2001 will maintain the four-year schedule. In addition, Class B Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. These shares automatically convert to Class D Shares after approximately eight years. (There is no initial sales charge for automatic share conversions.)

o Class C Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. In addition, Class C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

o Class D Shares incur a maximum initial sales charge of 5.25% and an account maintenance fee of 0.25% (but no distribution fee).

      None of the past results shown should be considered a representation of future performance. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in the "Recent Performance Results" and "Average Annual Total Return" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

Recent Performance Results*

                                                                                            Ten Years/
                                                               6-Month       12-Month     Since Inception
As of September 30, 2002                                    Total Return   Total Return    Total Return
=========================================================================================================
ML Small Cap Value Fund, Inc. Class A Shares*                  -29.60%        -8.20%          +252.50%
---------------------------------------------------------------------------------------------------------
ML Small Cap Value Fund, Inc. Class B Shares*                  -29.96         -9.13           +218.29
---------------------------------------------------------------------------------------------------------
ML Small Cap Value Fund, Inc. Class C Shares*                  -29.94         -9.09           +135.66
---------------------------------------------------------------------------------------------------------
ML Small Cap Value Fund, Inc. Class D Shares*                  -29.64         -8.39           +150.79
---------------------------------------------------------------------------------------------------------
Russell 2000 Index**                                           -27.97         -9.30        +116.09/+58.73
=========================================================================================================

 * Investment results shown do not reflect sales charges; results shown would be lower if a sales charge was included. Total investment returns are based on changes in net asset values for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. The Fund's ten-year/since inception periods are for ten years for Class A & Class B Shares and from 10/21/94 for Class C & Class D Shares, respectively.
** An unmanaged broad-based Index comprised of small-capitalization common stocks. Ten years/since inception total return periods are for ten years and from 10/31/94, respectively.

Average Annual Return


                                            % Return Without     % Return With
                                              Sales Charge       Sales Charge**
================================================================================
Class A Shares*
================================================================================
One Year Ended 9/30/02                           - 8.20%             -13.02%
--------------------------------------------------------------------------------
Five Years Ended 9/30/02                         + 4.02              + 2.90
--------------------------------------------------------------------------------
Ten Years Ended 9/30/02                          +13.43              +12.82
--------------------------------------------------------------------------------

 * Maximum sales charge is 5.25%. (Prior to October 21, 1994, Class A Shares were offered at a higher sales charge. Thus, actual returns would have been lower than shown for the ten-year period.)
**    Assuming maximum sales charge.

                                                % Return            % Return
                                              Without CDSC         With CDSC**
================================================================================
Class B Shares*
================================================================================
One Year Ended 9/30/02                           - 9.13%             -12.63%
--------------------------------------------------------------------------------
Five Years Ended 9/30/02                         + 2.95              + 2.70
--------------------------------------------------------------------------------
Ten Years Ended 9/30/02                          +12.27              +12.27
--------------------------------------------------------------------------------

 * Maximum contingent deferred sales charge is 4% and is reduced to 0% after six years.
**    Assuming payment of applicable contingent deferred sales charge.

                                                % Return            % Return
                                              Without CDSC         With CDSC**
================================================================================
Class C Shares*
================================================================================
One Year Ended 9/30/02                           - 9.09%             - 9.97%
--------------------------------------------------------------------------------
Five Years Ended 9/30/02                         + 2.95              + 2.95
--------------------------------------------------------------------------------
Inception (10/21/94) through 9/30/02             +11.39              +11.39
--------------------------------------------------------------------------------

 * Maximum contingent deferred sales charge is 1% and is reduced to 0% after one year.
**    Assuming payment of applicable contingent deferred sales charge.

                                            % Return Without     % Return With
                                              Sales Charge       Sales Charge**
================================================================================
Class D Shares*
================================================================================
One Year Ended 9/30/02                           - 8.39%            - 13.20%
--------------------------------------------------------------------------------
Five Years Ended 9/30/02                         + 3.76              + 2.65
--------------------------------------------------------------------------------
Inception (10/21/94) through 9/30/02             +12.27              +11.51
--------------------------------------------------------------------------------

 *    Maximum sales charge is 5.25%.
**    Assuming maximum sales charge.


                                     4 & 5

                    Merrill Lynch Small Cap Value Fund, Inc., September 30, 2002

STATEMENT OF ASSETS AND LIABILITIES

MERRILL LYNCH
SMALL CAP VALUE
FUND, INC.     As of September 30, 2002
=================================================================================================================================
Assets:        Investment in Master Small Cap Value Trust, at value (identified cost--
               $2,722,720,264)                                                                                     $2,188,420,966
               Prepaid registration fees .......................................................                           45,329
                                                                                                                   --------------
               Total assets ...................................................................                     2,188,466,295
                                                                                                                   --------------
=================================================================================================================================
Liabilities:   Payables:
                 Distributor ..................................................................   $    1,023,580
                 Administrative fees ..........................................................          494,455        1,518,035
                                                                                                  --------------
               Accrued expenses ...............................................................                           404,145
                                                                                                                   --------------
               Total liabilities ..............................................................                         1,922,180
                                                                                                                   --------------
=================================================================================================================================
Net Assets:    Net assets .....................................................................                    $2,186,544,115
                                                                                                                   ==============
=================================================================================================================================
Net Assets     Class A Shares of Common Stock, $.10 par value, 100,000,000 shares authorized ..                    $    4,729,643
Consist of:    Class B Shares of Common Stock, $.10 par value, 100,000,000 shares authorized ..                         4,349,022
               Class C Shares of Common Stock, $.10 par value, 100,000,000 shares authorized ..                         2,432,824
               Class D Shares of Common Stock, $.10 par value, 100,000,000 shares authorized ..                         2,039,508
               Paid-in capital in excess of par ...............................................                     2,731,347,945
               Accumulated investment loss--net ...............................................   $  (11,305,585)
               Accumulated realized capital losses on investments from the Trust--net ........       (12,749,944)
               Unrealized depreciation on investments from the Trust--net .....................     (534,299,298)
                                                                                                  --------------
               Total accumulated losses--net ..................................................                      (558,354,827)
                                                                                                                   --------------
               Net assets .....................................................................                    $2,186,544,115
                                                                                                                   ==============
=================================================================================================================================
Net Asset      Class A--Based on net assets of $798,012,237 and 47,296,430 shares outstanding .                    $        16.87
Value:                                                                                                             ==============
               Class B--Based on net assets of $676,003,490 and 43,490,222 shares outstanding .                    $        15.54
                                                                                                                   ==============
               Class C--Based on net assets of $370,399,063 and 24,328,243 shares outstanding .                    $        15.23
                                                                                                                   ==============
               Class D--Based on net assets of $342,129,325 and 20,395,077 shares outstanding .                    $        16.78
                                                                                                                   ==============
=================================================================================================================================

               See Notes to Financial Statements.

STATEMENT OF OPERATIONS

MERRILL LYNCH
SMALL CAP VALUE
FUND, INC.        For the Six Months Ended September 30, 2002
===================================================================================================================================
Investment        Net investment income allocated from the Trust:
Income from the     Dividends (net of $102 foreign withholding tax) .................................                 $   8,305,598
Trust--Net:         Interest ........................................................................                     2,302,619
                    Securities lending--net .........................................................                       264,056
                    Expenses ........................................................................                    (7,313,838)
                                                                                                                      -------------
                  Total net investment income from the Trust ........................................                     3,558,435
                                                                                                                      -------------
===================================================================================================================================
Expenses:         Account maintenance and distribution fees--Class B ................................ $   4,403,699
                  Administration fees ...............................................................     3,596,443
                  Account maintenance and distribution fees--Class C ................................     2,374,435
                  Transfer agent fees--Class A ......................................................     1,341,398
                  Transfer agent fees--Class B ......................................................     1,195,417
                  Transfer agent fees--Class C ......................................................       674,849
                  Account maintenance fees--Class D .................................................       534,114
                  Transfer agent fees--Class D ......................................................       526,260
                  Printing and shareholder reports ..................................................       111,323
                  Registration fees .................................................................        77,370
                  Directors' fees and expenses ......................................................        15,141
                  Professional fees .................................................................         7,543
                  Other .............................................................................         6,028
                                                                                                      -------------
                  Total expenses ....................................................................                    14,864,020
                                                                                                                      -------------
                  Investment loss--net ..............................................................                   (11,305,585)
                                                                                                                      -------------
===================================================================================================================================
Realized &        Realized gain on investments from the Trust--net ..................................                       246,291
Unrealized Gain   Change in unrealized appreciation/depreciation on investments from the Trust--net .                  (969,038,751)
(Loss) From the                                                                                                       -------------
Trust--Net:       Total realized and unrealized loss on investments from the Trust--net .............                  (968,792,460)
                                                                                                                      -------------
                  Net Decrease in Net Assets Resulting from Operations ..............................                 $(980,098,045)
                                                                                                                      =============
===================================================================================================================================

                  See Notes to Financial Statements.


                                     6 & 7

                    Merrill Lynch Small Cap Value Fund, Inc., September 30, 2002

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                        For the Six          For the
MERRILL LYNCH                                                                          Months Ended        Year Ended
SMALL CAP VALUE                                                                        September 30,        March 31,
FUND, INC.         Increase (Decrease) in Net Assets:                                       2002               2002
========================================================================================================================
Operations:        Investment loss--net ...........................................   $   (11,305,585)   $   (12,635,031)
                   Realized gain on investments from the Trust--net ...............           246,291        113,383,799
                   Change in unrealized appreciation/depreciation on investments
                     from the Trust--net ..........................................      (969,038,751)       471,356,186
                                                                                      ---------------    ---------------
                   Net increase (decrease) in net assets resulting from operations       (980,098,045)       572,104,954
                                                                                      ---------------    ---------------
========================================================================================================================
Distributions to   Realized gain on investments--net:
Shareholders:        Class A ......................................................       (24,530,377)       (52,184,359)
                     Class B ......................................................       (19,140,828)       (40,380,446)
                     Class C ......................................................       (10,955,515)       (14,514,419)
                     Class D ......................................................        (9,542,568)       (17,223,076)
                                                                                      ---------------    ---------------
                   Net decrease in net assets resulting from distributions to
                      shareholders ................................................       (64,169,288)      (124,302,300)
                                                                                      ---------------    ---------------
========================================================================================================================
Capital Share      Net increase (decrease) in net assets derived from capital share
Transactions:         transactions ................................................        (5,108,043)     1,237,290,683
                                                                                      ---------------    ---------------
========================================================================================================================
Net Assets:        Total increase (decrease) in net assets ........................    (1,049,375,376)     1,685,093,337
                   Beginning of period ............................................     3,235,919,491      1,550,826,154
                                                                                      ---------------    ---------------
                   End of period* .................................................   $ 2,186,544,115    $ 3,235,919,491
                                                                                      ===============    ===============
========================================================================================================================
                  *Accumulated investment loss--net ...............................   $   (11,305,585)                --
                                                                                      ===============    ===============
========================================================================================================================

                   See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

                                                                                         Class A
                   The following per share data and ratios  ----------------------------------------------------------------
                   have been derived from information       For the Six
MERRILL LYNCH      provided in the financial statements.    Months Ended             For the Year Ended March 31,
SMALL CAP VALUE                                             September 30,  -------------------------------------------------
FUND, INC.         Increase (Decrease) in Net Asset Value:      2002          2002         2001@@        2000        1999
============================================================================================================================
Per Share          Net asset value, beginning of period ...  $   24.58      $    19.81   $   22.87    $   16.27    $   22.03
Operating                                                    ---------      ----------   ---------    ---------    ---------
Performance:       Investment income (loss)--net+ .........       (.03)           (.01)        .06         (.02)        (.02)
                   Realized and unrealized gain (loss) on
                   investments and from the Trust--net ....      (7.19)           5.84        1.23         8.84        (4.66)
                                                             ---------      ----------   ---------    ---------    ---------
                   Total from investment operations .......      (7.22)           5.83        1.29         8.82        (4.68)
                                                             ---------      ----------   ---------    ---------    ---------
                   Less distributions from realized gain
                   on investments--net ....................       (.49)          (1.06)      (4.35)       (2.22)       (1.08)
                                                             ---------      ----------   ---------    ---------    ---------
                   Net asset value, end of period .........  $   16.87      $    24.58   $   19.81    $   22.87    $   16.27
                                                             =========      ==========   =========    =========    =========
============================================================================================================================
Total Investment   Based on net asset value per share .....    (29.60%)@        31.56%       6.39%       57.29%      (22.17%)
Return:**                                                    =========      ==========   =========    =========    =========
============================================================================================================================
Ratios to Average  Expenses++ .............................      1.02%*           .99%       1.04%        1.08%        1.08%
Net Assets:                                                  =========      ==========   =========    =========    =========
                   Investment income (loss)--net ..........      (.27%)*         (.03%)       .27%        (.12%)       (.10%)
                                                             =========      ==========   =========    =========    =========
============================================================================================================================
Supplemental       Net assets, end of period (in thousands)  $ 798,012      $1,259,688   $ 648,806    $ 491,855    $ 276,957
Data:                                                        =========      ==========   =========    =========    =========
                   Portfolio turnover .....................         --              --          --       89.18%       57.82%
                                                             =========      ==========   =========    =========    =========
============================================================================================================================

                                                                                         Class B
                   The following per share data and ratios  ----------------------------------------------------------------
                   have been derived from information       For the Six
                   provided in the financial statements.    Months Ended             For the Year Ended March 31,
                                                            September 30,  -------------------------------------------------
                   Increase (Decrease) in Net Asset Value:      2002          2002         2001@@        2000        1999
============================================================================================================================
Per Share          Net asset value, beginning of period ...  $   22.74      $    18.44   $   21.59    $   15.37    $   21.03
Operating                                                    ---------      ----------   ---------    ---------    ---------
Performance:       Investment loss--net+ ..................       (.13)           (.22)       (.15)        (.21)        (.20)
                   Realized and unrealized gain (loss)
                   on investments and from the Trust--net .      (6.63)           5.67        1.15         8.35        (4.43)
                                                             ---------      ----------   ---------    ---------    ---------
                   Total from investment operations .......      (6.76)           5.45        1.00         8.14        (4.63)
                                                             ---------      ----------   ---------    ---------    ---------
                   Less distributions from realized
                   gain on investments--net ...............       (.44)          (1.15)      (4.15)       (1.92)       (1.03)
                                                             ---------      ----------   ---------    ---------    ---------
                   Net asset value, end of period .........  $   15.54      $    22.74   $   18.44    $   21.59    $   15.37
                                                             =========      ==========   =========    =========    =========
============================================================================================================================
Total Investment   Based on net asset value per share .....    (29.96%)@        30.22%       5.26%       55.72%      (22.96%)
Return:**                                                    =========      ==========   =========    =========    =========
============================================================================================================================
Ratios to Average  Expenses++ .............................      2.05%*          2.01%       2.06%        2.11%        2.10%
Net Assets:                                                  =========      ==========   =========    =========    =========
                   Investment loss--net ...................     (1.29%)*        (1.04%)      (.75%)      (1.14%)      (1.12%)
                                                             =========      ==========   =========    =========    =========
============================================================================================================================
Supplemental       Net assets, end of period (in thousands)  $ 676,004      $1,003,961   $ 563,316    $ 511,780    $ 378,610
Data:                                                        =========      ==========   =========    =========    =========
                   Portfolio turnover .....................         --              --          --       89.18%       57.82%
                                                             =========      ==========   =========    =========    =========
============================================================================================================================

 *    Annualized.
**    Total investment returns exclude the effects of sales charges.
 +    Based on average shares outstanding.
++    Includes the Fund's share of the Trust's allocated expenses.
 @    Aggregate total investment return.
@@ On September 1, 2000, the Fund converted from a stand-alone investment company to a "feeder" fund that seeks to achieve its investment objective by investing all of its assets in Master Small Cap Value Trust, a mutual fund that has the same investment objective as the Fund. All investments will be made at the Trust level. This structure is sometimes called a "master/feeder" structure.

      See Notes to Financial Statements.


                                     8 & 9

                    Merrill Lynch Small Cap Value Fund, Inc., September 30, 2002

FINANCIAL HIGHLIGHTS (concluded)

                                                                                         Class C
                   The following per share data and ratios  ----------------------------------------------------------------
                   have been derived from information       For the Six
MERRILL LYNCH      provided in the financial statements.    Months Ended             For the Year Ended March 31,
SMALL CAP VALUE                                             September 30,  -------------------------------------------------
FUND, INC.         Increase (Decrease) in Net Asset Value:      2002          2002         2001@@        2000        1999
============================================================================================================================
Per Share          Net asset value, beginning of period ...  $   22.30      $   18.13    $   21.32    $   15.21    $   20.83
Operating                                                    ---------      ---------    ---------    ---------    ---------
Performance:       Investment loss--net+ ..................       (.13)          (.23)        (.15)        (.21)        (.20)
                   Realized and unrealized gain (loss)
                   on investments and from the Trust--net .      (6.50)          5.58         1.14         8.25        (4.38)
                                                             ---------      ---------    ---------    ---------    ---------
                   Total from investment operations .......      (6.63)          5.35          .99         8.04        (4.58)
                                                             ---------      ---------    ---------    ---------    ---------
                   Less distributions from realized
                   gain on investments--net ...............       (.44)         (1.18)       (4.18)       (1.93)       (1.04)
                                                             ---------      ---------    ---------    ---------    ---------
                   Net asset value, end of period .........  $   15.23      $   22.30    $   18.13    $   21.32    $   15.21
                                                             =========      =========    =========    =========    =========
============================================================================================================================
Total Investment   Based on net asset value per share .....    (29.94%)@       30.23%        5.29%       56.98%      (22.99%)
Rerurn:**                                                    =========      =========    =========    =========    =========
============================================================================================================================
Ratios to Average  Expenses++ .............................      2.06%*         2.02%        2.08%        2.12%        2.12%
Net Assets:                                                  =========      =========    =========    =========    =========
                   Investment loss--net ...................     (1.30%)*       (1.11%)       (.75%)      (1.16%)      (1.14%)
                                                             =========      =========    =========    =========    =========
============================================================================================================================
Supplemental       Net assets, end of period (in thousands)  $ 370,399      $ 504,537    $ 140,610    $  67,390    $  38,249
Data:                                                        =========      =========    =========    =========    =========
                   Portfolio turnover .....................         --             --           --       89.18%       57.82%
                                                             =========      =========    =========    =========    =========
============================================================================================================================


                                                                                         Class D
                   The following per share data and ratios  ----------------------------------------------------------------
                   have been derived from information       For the Six
                   provided in the financial statements.    Months Ended             For the Year Ended March 31,
                                                            September 30,  -------------------------------------------------
                   Increase (Decrease) in Net Asset Value:      2002          2002         2001@@        2000        1999
============================================================================================================================
Per Share          Net asset value, beginning of period ...  $   24.45      $   19.73    $   22.80    $   16.19    $   21.97
Operating                                                    ---------      ---------    ---------    ---------    ---------
Performance:       Investment loss--net+ ..................       (.05)          (.07)          --@@@      (.07)        (.06)
                   Realized and unrealized gain (loss)
                   on investments and from the Trust--net .      (7.14)          6.08         1.23         8.82        (4.65)
                                                             ---------      ---------    ---------    ---------    ---------
                   Total from investment operations .......      (7.19)          6.01         1.23         8.75        (4.71)
                                                             ---------      ---------    ---------    ---------    ---------
                   Less distributions from realized
                   gain on investments--net ...............       (.48)         (1.29)       (4.30)       (2.14)       (1.07)
                                                             ---------      ---------    ---------    ---------    ---------
                   Net asset value, end of period .........  $   16.78      $   24.45    $   19.73    $   22.80    $   16.19
                                                             =========      =========    =========    =========    =========
============================================================================================================================
Total Investment   Based on net asset value per share .....    (29.64%)@       31.17%        6.11%       56.98%      (22.37%)
Return:**                                                    =========      =========    =========    =========    =========
============================================================================================================================
Ratios to Average  Expenses++ .............................      1.27%*         1.25%        1.30%        1.33%        1.33%
Net Assets:                                                  =========      =========    =========    =========    =========
                   Investment loss--net ...................      (.51%)*        (.30%)       (.02%)       (.37%)       (.35%)
                                                             =========      =========    =========    =========    =========
============================================================================================================================
Supplemental       Net assets, end of period (in thousands)  $ 342,129      $ 467,733    $ 198,094    $ 151,650    $  82,279
Data:                                                        =========      =========    =========    =========    =========
                   Portfolio turnover .....................         --             --           --       89.18%       57.82%
                                                             =========      =========    =========    =========    =========
============================================================================================================================

  *   Annualized.
 **   Total investment returns exclude the effects of sales charges.
  +   Based on average shares outstanding.
 ++   Includes the Fund's share of the Trust's allocated expenses.
  @   Aggregate total investment return.
 @@ On September 1, 2000, the Fund converted from a stand-alone investment company to a "feeder" fund that seeks to achieve its investment objective by investing all of its assets in Master Small Cap Value Trust, a mutual fund that has the same investment objective as the Fund. All investments will be made at the Trust level. This structure is sometimes called a "master/feeder" structure.
@@@   Amount is less than $.01 per share.

      See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

MERRILL LYNCH
SMALL CAP VALUE
FUND, INC.

1. Significant Accounting Policies:

Merrill Lynch Small Cap Value Fund (the "Fund") is registered under the Investment Company Act of 1940 as a diversified, open-end investment company. The Fund seeks to achieve its investment objective by investing all of its assets in the Master Small Cap Value Trust (the "Trust"), which has the same investment objective as the Fund. The value of the Fund's investment in the Trust reflects the Fund's proportionate interest in the net assets of the Trust. The value of the Fund's investment in the Trust reflects the Fund's proportionate interest in the net assets of the Trust. The performance of the Fund is directly affected by the performance of the Trust. The financial statements of the Trust, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal, recurring nature. The percentage of the Trust owned by the Fund at September 30, 2002 was 99.6%. The Fund offers four classes of shares under the Merrill Lynch Select Pricing(SM) System. Shares of Class A and Class D are sold with a front-end sales charge. Shares of Class B and Class C may be subject to a contingent deferred sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class B, Class C and Class D Shares bear certain expenses related to the account maintenance of such shares, and Class B and Class C Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its account maintenance and distribution expenditures. Income, expenses (other than expenses attributed to a specific class) and realized and unrealized gains and losses on investments are allocated daily to each class based on its relative net assets. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments--The Fund records its investment in the Trust at fair value. Valuation of securities held by the Trust is discussed in Note 1a of the Trust's Notes to Financial Statements, which are included elsewhere in this report.

(b) Investment income and expenses--The Fund records daily its proportionate share of the Trust's income, expenses and realized and unrealized gains and losses. In addition, the Fund accrues its own expenses.

(c) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no Federal income tax provision is required.


                                    10 & 11

                    Merrill Lynch Small Cap Value Fund, Inc., September 30, 2002

NOTES TO FINANCIAL STATEMENTS (concluded)

MERRILL LYNCH
SMALL CAP VALUE
FUND, INC.

(d) Prepaid registration fees--Prepaid registration fees are charged to expense as the related shares are issued.

(e) Dividends and distributions--Dividends and distributions paid by the Fund are recorded on the ex-dividend dates.

(f) Investment transactions--Investment transactions in the Trust are accounted for on a trade date basis.

2. Transactions with Affiliates:

The Fund has entered into an Administration Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), a wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Fund pays a monthly fee at an annual rate of ..25% of the Fund's average daily net assets for the performance of administrative services (other than investment advice and related portfolio activities) necessary for the operation of the Fund.

The Fund has also entered into a Distribution Agreement and Distribution Plans with FAM Distributors, Inc. ("FAMD" or the "Distributor"), a wholly-owned subsidiary of Merrill Lynch Group, Inc. Pursuant to the Distribution Plans adopted by the Fund in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor ongoing account maintenance and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares of the Fund as follows:

--------------------------------------------------------------------------------
                                                    Account         Distribution
                                                Maintenance Fee         Fee
--------------------------------------------------------------------------------
Class B ..................................           .25%               .75%
Class C ..................................           .25%               .75%
Class D ..................................           .25%                --
--------------------------------------------------------------------------------

Pursuant to a sub-agreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of ML & Co., also provides account maintenance and distribution services to the Fund. The ongoing account maintenance fee compensates the Distributor and MLPF&S for providing account maintenance services to Class B, Class C and Class D shareholders. The ongoing distribution fee compensates the Distributor and MLPF&S for providing shareholder and distribution-related services to Class B and Class C shareholders.

For the six months ended September 30, 2002, FAMD earned underwriting discounts and direct commissions and MLPF&S earned dealer concessions on sales of the Fund's Class A and Class D Shares as follows:

--------------------------------------------------------------------------------
                                                    FAMD                 MLPF&S
--------------------------------------------------------------------------------
Class A ..................................         $   527              $  8,980
Class D ..................................         $20,150              $310,728
--------------------------------------------------------------------------------

For the six months ended September 30, 2002, MLPF&S received contingent deferred sales charges of $647,597 and $195,872 relating to transactions in Class B and Class C Shares of the Fund, respectively. Furthermore, MLPF&S received contingent deferred sales charges of $65 and $5,083 relating to transactions subject to front-end sales charge waivers in Class A and Class D Shares, respectively.

Financial Data Services, Inc. ("FDS"), an indirect, wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

Certain officers and/or directors of the Fund are officers and/or directors of FAM, PSI, FAMD, FDS, and/or ML & Co.

3. Investments:

Increases and decreases in the Fund's investment in the Trust for the six months ended September 30, 2002 were $168,111,998 and $253,025,306, respectively.

4. Capital Share Transactions:

Net increase (decrease) in net assets derived from capital share transactions was $(5,108,043) and $1,237,290,683 for the six months ended September 30, 2002 and the year ended March 31, 2002, respectively.

Transactions in capital shares for each class were as follows:

--------------------------------------------------------------------------------
Class A Shares for the Six Months                                    Dollar
Ended September 30, 2002                             Shares          Amount
--------------------------------------------------------------------------------
Shares sold ....................................     9,975,766    $ 218,623,554
Shares issued to shareholders
in reinvestment of distributions ...............     1,237,025       23,478,724
                                                   -----------    -------------
Total issued ...................................    11,212,791      242,102,278
Shares redeemed ................................   (15,171,097)    (309,107,769)
                                                   -----------    -------------
Net decrease ...................................    (3,958,306)   $ (67,005,491)
                                                   ===========    =============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class A Shares for the Year                                          Dollar
Ended March 31, 2002                                 Shares          Amount
--------------------------------------------------------------------------------
Shares sold ....................................    29,464,001    $ 676,751,545
Shares issued to shareholders
in reinvestment of distributions ...............     2,226,932       49,979,765
                                                   -----------    -------------
Total issued ...................................    31,690,933      726,731,310
Shares redeemed ................................   (13,185,689)    (300,822,791)
                                                   -----------    -------------
Net increase ...................................    18,505,244    $ 425,908,519
                                                   ===========    =============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class B Shares for the Six Months                                    Dollar
Ended September 30, 2002                             Shares          Amount
--------------------------------------------------------------------------------
Shares sold ....................................     7,576,671    $ 151,826,563
Shares issued to shareholders
in reinvestment of distributions ...............     1,016,000       17,800,329
                                                   -----------    -------------
Total issued ...................................     8,592,671      169,626,892
Automatic conversion of shares .................    (1,133,817)     (22,495,552)
Shares redeemed ................................    (8,116,840)    (155,201,723)
                                                   -----------    -------------
Net decrease ...................................      (657,986)   $  (8,070,383)
                                                   ===========    =============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class B Shares for the Year                                          Dollar
Ended March 31, 2002                                 Shares          Amount
--------------------------------------------------------------------------------
Shares sold ....................................    22,848,384    $ 483,611,669
Shares issued to shareholders
in reinvestment of distributions ...............     1,796,258       37,286,928
                                                   -----------    -------------
Total issued ...................................    24,644,642      520,898,597
Automatic conversion of shares .................    (2,182,825)     (46,070,493)
Shares redeemed ................................    (8,856,690)    (185,347,716)
                                                   -----------    -------------
Net increase ...................................    13,605,127    $ 289,480,388
                                                   ===========    =============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class C Shares for the Six Months                                    Dollar
Ended September 30, 2002                             Shares          Amount
--------------------------------------------------------------------------------
Shares sold ....................................     5,436,150    $ 110,677,282
Shares issued to shareholders
in reinvestment of distributions ...............       590,989       10,141,374
                                                   -----------    -------------
Total issued ...................................     6,027,139      120,818,656
Shares redeemed ................................    (4,325,184)     (79,978,658)
                                                   -----------    -------------
Net increase ...................................     1,701,955    $  40,839,998
                                                   ===========    =============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class C Shares for the Year                                          Dollar
Ended March 31, 2002                                 Shares          Amount
--------------------------------------------------------------------------------
Shares sold ....................................    16,798,630    $ 351,927,316
Shares issued to shareholders
in reinvestment of distributions ...............       657,176       13,418,691
                                                   -----------    -------------
Total issued ...................................    17,455,806      365,346,007
Shares redeemed ................................    (2,583,577)     (53,051,734)
                                                   -----------    -------------
Net increase ...................................    14,872,229    $ 312,294,273
                                                   ===========    =============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class D Shares for the Six Months                                    Dollar
Ended September 30, 2002                             Shares          Amount
--------------------------------------------------------------------------------
Shares sold ....................................     3,999,922    $  85,189,261
Automatic conversion of shares .................     1,052,642       22,495,552
Shares issued to shareholders
in reinvestment of distributions ...............       471,048        8,893,386
                                                   -----------    -------------
Total issued ...................................     5,523,612      116,578,199
Shares redeemed ................................    (4,256,097)     (87,450,366)
                                                   -----------    -------------
Net increase ...................................     1,267,515    $  29,127,833
                                                   ===========    =============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class D Shares for the Year                                          Dollar
Ended March 31, 2002                                 Shares          Amount
--------------------------------------------------------------------------------
Shares sold ....................................     9,997,155    $ 229,803,832
Automatic conversion of shares .................     2,033,049       46,070,493
Shares issued to shareholders
in reinvestment of distributions ...............       720,992       16,106,475
                                                   -----------    -------------
Total issued ...................................    12,751,196      291,980,800
Shares redeemed ................................    (3,665,476)     (82,373,297)
                                                   -----------    -------------
Net increase ...................................     9,085,720    $ 209,607,503
                                                   ===========    =============
--------------------------------------------------------------------------------


                                    12 & 13

                    Merrill Lynch Small Cap Value Fund, Inc., September 30, 2002

SCHEDULE OF INVESTMENTS                                        (in U.S. dollars)

Master Small Cap Value Trust

                       Shares                                                                              Percent of
Industry                Held                         Stocks                         Cost          Value    Net Assets
=====================================================================================================================
Aerospace & Defense     395,800     Precision Castparts Corp.                   $ 10,023,140  $  8,580,944    0.4%
                      1,078,000   + Triumph Group, Inc. (a)                       36,685,434    30,184,000    1.4
                                                                                ------------  ------------    ---
                                                                                  46,708,574    38,764,944    1.8
---------------------------------------------------------------------------------------------------------------------
Air Freight &         1,451,300     CNF Transportation Inc.                       41,401,032    45,556,307    2.1
Logistics
---------------------------------------------------------------------------------------------------------------------
Auto Components         528,900   + Keystone Automotive Industries, Inc.           4,048,143     8,726,850    0.4
                        690,300   + Shiloh Industries, Inc.                        7,014,809     1,767,168    0.1
                                                                                ------------  ------------    ---
                                                                                  11,062,952    10,494,018    0.5
---------------------------------------------------------------------------------------------------------------------
Banks                   792,200     Bank of Hawaii Corporation                    22,353,772    22,102,380    1.0
                      1,876,500     Banknorth Group, Inc.                         36,597,432    44,566,875    2.0
                      1,668,731     Charter One Financial, Inc.                   30,344,217    49,594,687    2.3
                        677,100     The Colonial BancGroup, Inc.                  10,448,609     8,396,040    0.4
                      1,031,700     Compass Bancshares, Inc.                      35,123,019    30,569,271    1.4
                      1,212,800     First Midwest Bancorp, Inc.                   35,428,866    32,575,808    1.5
                      1,914,600     Sovereign Bancorp, Inc.                       27,398,214    24,698,340    1.1
                                                                                ------------  ------------    ---
                                                                                 197,694,129   212,503,401    9.7
---------------------------------------------------------------------------------------------------------------------
Biotechnology           633,800   + Applera Corporation--Celera Genomics Group     6,702,112     5,038,710    0.2
                      1,197,381   + Diversa Corporation                           14,784,934    10,213,660    0.5
                      1,591,932   + Incyte Pharmaceuticals, Inc.                  16,731,335     7,386,564    0.3
                        576,600   + Isis Pharmaceuticals, Inc.                     7,124,996     5,685,276    0.2
                      1,070,400   + Maxygen Inc.                                  13,480,156     6,647,184    0.3
                      1,206,800   + Medarex, Inc.                                 16,203,630     4,042,780    0.2
                        248,600   + Millennium Pharmaceuticals, Inc.               2,977,150     2,316,952    0.1
                        450,100   + Vertex Pharmaceuticals Incorporated            9,634,964     8,322,349    0.4
                      1,559,957   + Vical Incorporated (a)                        17,469,550     3,603,501    0.2
                                                                                ------------  ------------    ---
                                                                                 105,108,827    53,256,976    2.4
---------------------------------------------------------------------------------------------------------------------
Building Products     2,422,700     Watsco, Inc. (a)                              26,871,833    34,644,610    1.6
---------------------------------------------------------------------------------------------------------------------
Chemicals               171,200   + Symyx Technologies                             3,546,041     1,809,584    0.1
---------------------------------------------------------------------------------------------------------------------
Commercial Services     855,900   + Ambassadors International, Inc. (a)            5,424,126     6,975,585    0.3
& Supplies            1,031,900   + Convergys Corporation                         24,421,451    15,509,457    0.7
                        274,000   + DeVry, Inc.                                    6,566,357     5,101,880    0.2
                      3,473,600   + EXE Technologies, Inc. (a)                    14,123,875     2,254,366    0.1
                        387,400     G & K Services, Inc. (Class A)                 8,224,192    13,113,490    0.6
                        527,435   + On Assignment, Inc.                            8,564,415     4,361,887    0.2
                        497,900   + PRG-Schultz International, Inc.                2,536,824     6,164,002    0.3
                        399,500   + Valassis Communications, Inc.                 14,499,511    14,010,465    0.6
                                                                                ------------  ------------    ---
                                                                                  84,360,751    67,491,132    3.0
---------------------------------------------------------------------------------------------------------------------
Communications          714,600   + Advanced Fibre Communications, Inc.            9,778,009     9,482,742    0.4
Equipment             1,528,000   + Arris Group Inc.                              12,488,210     5,653,600    0.3
                      4,250,905   + Aspect Communications Corporation (a)         21,170,328     6,248,830    0.3
                        663,000   + Computer Network Technology Corporation        6,042,000     3,328,260    0.1
                      2,356,818   + Proxim Corporation (Class A)                  11,639,648     4,124,432    0.2
                                                                                ------------  ------------    ---
                                                                                  61,118,195    28,837,864    1.3
---------------------------------------------------------------------------------------------------------------------
Computers &           1,109,300   + Electronics for Imaging, Inc.                 19,505,817    16,550,756    0.7
Peripherals           3,878,900   + Maxtor Corporation                            20,040,569    10,123,929    0.5
                                                                                ------------  ------------    ---
                                                                                  39,546,386    26,674,685    1.2
---------------------------------------------------------------------------------------------------------------------
Construction            347,200     Martin Marietta Materials, Inc.               12,494,655    11,308,304    0.5
Materials
---------------------------------------------------------------------------------------------------------------------
Containers &            296,100     Rock-Tenn Company (Class A)                    2,631,536     4,565,862    0.2
Packaging               921,300   + Smurfit-Stone Container Corporation           13,221,362    11,571,528    0.5
                                                                                ------------  ------------    ---
                                                                                  15,852,898    16,137,390    0.7
---------------------------------------------------------------------------------------------------------------------
Distributors            690,100     Applied Industrial Technologies, Inc.         11,715,129    11,697,195    0.5
---------------------------------------------------------------------------------------------------------------------
Diversified           6,124,200   + Knight Trading Group, Inc. (a)                56,694,878    22,965,750    1.0
Financials
---------------------------------------------------------------------------------------------------------------------
Electrical Equipment  1,471,300   + Global Power Equipment Group Inc.             16,160,398     6,915,110    0.3
                      1,847,400   + Paxar Corporation                             21,408,732    26,861,196    1.2
                                                                                ------------  ------------    ---
                                                                                  37,569,130    33,776,306    1.5
---------------------------------------------------------------------------------------------------------------------
Electronic              336,800   + Anixter International Inc.                     3,923,433     6,938,080    0.3
Equipment &           1,245,210   + Nu Horizons Electronics Corp. (a)             10,140,409     7,471,260    0.4
Instruments           7,902,500     Symbol Technologies, Inc.                     67,149,790    60,612,175    2.7
                        466,200   + Tech Data Corporation                         10,985,157    12,307,680    0.6
                                                                                ------------  ------------    ---
                                                                                  92,198,789    87,329,195    4.0
---------------------------------------------------------------------------------------------------------------------
Energy Equipment        777,900   + BJ Services Company                           25,595,765    20,225,400    0.9
& Services              561,600     Diamond Offshore Drilling, Inc.               16,552,512    11,203,920    0.5
                        936,700   + FMC Technologies, Inc.                        17,779,283    15,699,092    0.7
                        687,900     Halliburton Company                           11,034,232     8,880,789    0.4
                      1,457,900   + Key Energy Services, Inc.                     15,422,661    11,488,252    0.5
                        485,100   + National-Oilwell, Inc.                        10,853,102     9,401,238    0.5
                                                                                ------------  ------------    ---
                                                                                  97,237,555    76,898,691    3.5
---------------------------------------------------------------------------------------------------------------------


                                    14 & 15

                    Merrill Lynch Small Cap Value Fund, Inc., September 30, 2002

SCHEDULE OF INVESTMENTS (continued)                            (in U.S. dollars)

Master Small Cap Value Trust (continued)

                       Shares                                                                                       Percent of
Industry                Held                         Stocks                               Cost             Value    Net Assets
==============================================================================================================================
Food Products        1,230,500       Corn Products International, Inc.               $   32,510,000  $   35,376,875     1.6%
                       755,142     + Dean Foods Company                                  16,958,115      30,039,549     1.4
                     1,232,600     + Smithfield Foods, Inc.                              23,165,318      19,351,820     0.9
                                                                                      -------------   -------------    ----
                                                                                         72,633,433      84,768,244     3.9
------------------------------------------------------------------------------------------------------------------------------
Health Care            677,800       Bausch & Lomb Incorporated                          22,996,634      22,482,626     1.0
Equipment &            409,800       C.R. Bard, Inc.                                     21,783,305      22,387,374     1.0
Supplies               101,200     + Closure Medical Corporation                          1,540,915       1,129,392     0.1
                     1,648,300     + Intuitive Surgical, Inc.                            14,833,926      13,169,917     0.6
                       524,900       Mentor Corporation                                   9,161,380      16,733,812     0.8
                                                                                      -------------   -------------    ----
                                                                                         70,316,160      75,903,121     3.5
------------------------------------------------------------------------------------------------------------------------------
Health Care            806,600     + Caremark Rx, Inc.                                   10,420,966      13,712,200     0.6
Providers &          2,515,900       Hooper Holmes, Inc.                                 17,096,983      15,598,580     0.7
Services             1,089,000       IMS Health Incorporated                             20,571,022      16,302,330     0.7
                       338,700     + MAXIMUS, Inc.                                       10,252,196       7,586,880     0.4
                       600,900     + Orthodontic Centers of America, Inc.                 7,780,840       6,429,630     0.3
                       266,000       Owens & Minor, Inc.                                  4,658,134       3,801,140     0.2
                       123,100     + Pharmaceutical Product Development, Inc.             3,290,610       2,380,754     0.1
                     3,173,200     + Quintiles Transnational Corp.                       42,382,365      30,177,132     1.4
                     2,259,600     + WebMD Corporation                                   14,449,462      11,410,980     0.5
                                                                                      -------------   -------------    ----
                                                                                        130,902,578     107,399,626     4.9
------------------------------------------------------------------------------------------------------------------------------
Hotels, Restaurants    858,100     + Ambassadors Group, Inc. (a)                          6,954,827      12,631,232     0.6
& Leisure              886,640       Dover Downs Gaming & Entertainment, Inc. (a)         8,717,321       7,217,250     0.3
                     1,240,100       Dover Motorsports, Inc. (a)                          6,787,715       4,960,400     0.2
                       694,100     + Jack in the Box Inc.                                16,567,976      15,825,480     0.7
                     1,516,900     + Outback Steakhouse, Inc.                            40,673,481      41,684,412     1.9
                                                                                      -------------   -------------    ----
                                                                                         79,701,320      82,318,774     3.7
------------------------------------------------------------------------------------------------------------------------------
Household Durables     851,600     + Furniture Brands International, Inc.                20,535,983      19,544,220     0.9
------------------------------------------------------------------------------------------------------------------------------
IT Consulting &        920,300     + American Management Systems, Incorporated           12,393,755      11,715,419     0.5
Services             1,048,900     + Sykes Enterprises, Incorporated                      5,712,972       4,415,869     0.2
                                                                                      -------------   -------------    ----
                                                                                         18,106,727      16,131,288     0.7
------------------------------------------------------------------------------------------------------------------------------
Insurance               77,400       American National Insurance Company                  5,562,733       5,341,374     0.3
                       136,100       PXRE Group Limited                                   2,354,694       3,014,615     0.1
                     1,410,800       Protective Life Corporation                         44,116,554      43,410,316     2.0
                                                                                      -------------   -------------    ----
                                                                                         52,033,981      51,766,305     2.4
------------------------------------------------------------------------------------------------------------------------------
Internet & Catalog     380,900     + Coldwater Creek Inc.                                 6,992,643       5,020,262     0.2
Retail                 302,600     + Insight Enterprises, Inc.                            4,509,916       3,071,390     0.2
                                                                                      -------------   -------------    ----
                                                                                         11,502,559       8,091,652     0.4
------------------------------------------------------------------------------------------------------------------------------
Internet Software &  1,023,790     + Commerce One, Inc.                                  33,206,531       3,040,656     0.1
Services             3,039,700     + DoubleClick Inc.                                    21,260,962      15,624,058     0.7
                     3,890,300     + EarthLink, Inc.                                     33,334,904      20,774,202     0.9
                    15,139,600     + Vignette Corporation (a)                            55,272,098      12,126,820     0.6
                     2,018,100     + Vitria Technology, Inc.                              8,562,965       1,574,118     0.1
                                                                                      -------------   -------------    ----
                                                                                        151,637,460      53,139,854     2.4
------------------------------------------------------------------------------------------------------------------------------
Machinery              418,977       BHA Group Holdings, Inc. (a)                         4,412,702       6,577,939     0.3
                        16,900     + ESCO Technologies Inc.                                 195,323         545,870     0.0
                       902,000       Kaydon Corp.                                        22,392,975      18,076,080     0.8
                       924,300       Reliance Steel & Aluminum Co. (a)                   23,698,100      20,195,955     0.9
                     1,086,100     + Wolverine Tube, Inc. (a)                            15,149,591       6,657,793     0.3
                                                                                      -------------   -------------    ----
                                                                                         65,848,691      52,053,637     2.3
------------------------------------------------------------------------------------------------------------------------------
Marine                 334,000       UTI Worldwide, Inc.                                  4,561,796       6,138,920     0.3
------------------------------------------------------------------------------------------------------------------------------
Media                1,906,600     + APAC Customer Services Inc.                          7,522,273       5,548,206     0.2
                       478,600       Harte-Hanks, Inc.                                    8,742,606       8,906,746     0.4
                     3,844,000     + Paxson Communications Corporation (a)               38,270,653       8,456,800     0.4
                       789,800       The Reader's Digest Association, Inc. (Class A)     15,935,208      12,360,370     0.6
                                                                                      -------------   -------------    ----
                                                                                         70,470,740      35,272,122     1.6
------------------------------------------------------------------------------------------------------------------------------
Metals & Mining        558,200       A.M. Castle & Company                                8,141,039       3,767,850     0.2
                       625,600       Gibraltar Steel Corporation                         10,692,154      13,925,856     0.7
                       146,800     + Novamerican Steel, Inc.                              1,418,083         741,340     0.0
                       462,400       Quanex Corporation                                   9,089,863      16,045,280     0.7
                     1,318,481       Ryerson Tull, Inc. (a)                              18,722,848       8,477,833     0.4
                       650,110     + Zemex Corporation (a)                                5,284,222       3,517,095     0.2
                                                                                      -------------   -------------    ----
                                                                                         53,348,209      46,475,254     2.2
------------------------------------------------------------------------------------------------------------------------------


                                    16 & 17

                    Merrill Lynch Small Cap Value Fund, Inc., September 30, 2002

SCHEDULE OF INVESTMENTS (continued)                            (in U.S. dollars)

Master Small Cap Value Trust (continued)

                       Shares                                                                                       Percent of
Industry                Held                         Stocks                               Cost             Value    Net Assets
==============================================================================================================================
Multiline Retail       342,700     + Factory 2-U Stores Inc.                              4,654,927         664,838     0.0%
------------------------------------------------------------------------------------------------------------------------------
Office Electronics     128,200     + Zebra Technologies Corporation (Class A)             4,835,831       6,754,871     0.3
------------------------------------------------------------------------------------------------------------------------------
Oil & Gas              790,300       Burlington Resources Inc.                           29,359,988      30,315,908     1.4
                       334,300     + Evergreen Resources, Inc.                           11,470,733      13,699,614     0.6
                     1,144,200       Noble Energy, Inc.                                  38,628,665      38,868,474     1.8
                       870,691     + Plains Resources Inc.                               13,285,452      22,446,414     1.0
                       450,200     + Stone Energy Corporation                            15,999,819      14,631,500     0.7
                       667,450     + Tom Brown, Inc.                                     12,403,971      15,284,605     0.7
                       505,700       Vintage Petroleum, Inc.                              6,280,844       5,461,560     0.3
                     1,648,400       XTO Energy, Inc.                                    26,357,267      33,973,524     1.5
                                                                                      -------------   -------------    ----
                                                                                        153,786,739     174,681,599     8.0
------------------------------------------------------------------------------------------------------------------------------
Paper & Forest         817,700       Boise Cascade Corporation                           21,507,131      18,643,560     0.9
Products             1,257,400     + Mercer International, Inc. (a)                      11,862,656       7,393,512     0.3
                                                                                      -------------   -------------    ----
                                                                                         33,369,787      26,037,072     1.2
------------------------------------------------------------------------------------------------------------------------------
Personal Products        1,317     + Adrien Arpel, Inc. (Preferred)                               0               0     0.0
------------------------------------------------------------------------------------------------------------------------------
Real Estate            860,800       Brandywine Realty Trust                             16,523,150      19,411,040     0.9
                       482,300       Camden Property Trust                               14,723,217      15,988,245     0.7
                       291,800       Crescent Real Estate Equities Company                5,342,660       4,581,260     0.2
                     2,601,500     + La Quinta Corporation                               15,302,910      12,487,200     0.6
                     1,371,693       Trizec Properties, Inc.                             23,106,492      15,568,716     0.7
                                                                                      -------------   -------------    ----
                                                                                         74,998,429      68,036,461     3.1
------------------------------------------------------------------------------------------------------------------------------
Semiconductor          692,000     + ATMI, Inc.                                          14,464,671       9,757,200     0.4
Equipment &          1,004,300     + AXT, Inc.                                           13,112,193       2,088,944     0.1
Products               748,600     + Actel Corp.                                         15,703,639       7,785,440     0.4
                       953,128     + IXYS Corporation                                     7,450,845       4,794,234     0.2
                                                                                      -------------   -------------    ----
                                                                                         50,731,348      24,425,818     1.1
------------------------------------------------------------------------------------------------------------------------------
Software             1,049,500     + Agile Software Corporation                          10,390,059       6,727,295     0.3
                     3,413,786     + Ascential Software Corporation                      11,622,717       6,342,814     0.3
                       721,700     + Aspen Technology, Inc.                              10,287,212       2,165,100     0.1
                     1,227,400     + Clarus Corporation (a)                               7,307,043       6,259,740     0.3
                     6,296,860     + E.piphany, Inc. (a)                                 32,482,131      22,668,696     1.0
                     2,393,100     + Entrust Technologies Inc.                           10,299,241       7,514,334     0.3
                     1,318,200     + FileNET Corporation                                 16,570,035      13,643,370     0.6
                     2,281,100     + i2 Technologies, Inc.                               10,090,429       1,186,172     0.0
                       709,153     + InterVoice-Brite, Inc.                               6,184,953       1,134,645     0.0
                     1,266,900     + Legato Systems, Inc.                                11,163,643       3,494,110     0.2
                     6,773,800     + Liberate Technologies, Inc. (a)                     44,624,310      10,567,128     0.5
                       559,100     + Micros Systems, Inc.                                10,306,287      12,965,529     0.6
                     1,782,400     + Nuance Communications Inc. (a)                      13,159,339       3,030,080     0.1
                    12,995,000     + Parametric Technology Corporation                   68,987,765      23,391,000     1.1
                       317,600     + Progress Software Corporation                        4,033,166       3,842,960     0.2
                       838,120     + QRS Corporation (a)                                  9,068,116       5,556,736     0.3
                       388,300     + RSA Security Inc.                                    3,586,412       1,304,688     0.1
                        41,400     + Radiant Systems, Inc.                                  247,105         331,200     0.0
                       654,900     + Transaction Systems Architects, Inc. (Class A)       5,188,829       4,060,380     0.2
                                                                                      -------------   -------------    ----
                                                                                        285,598,792     136,185,977     6.2
------------------------------------------------------------------------------------------------------------------------------
Specialty Retail     1,052,400     + American Eagle Outfitters, Inc.                     21,020,327      12,691,944     0.6
                       731,700     + Charlotte Russe Holding Inc.                        11,811,277       6,951,150     0.3
                        33,600     + Cost Plus, Inc.                                        555,454         902,160     0.0
                     1,238,800     + Foot Locker, Inc.                                   11,688,149      12,375,612     0.6
                       356,000     + Linens 'n Things, Inc.                               7,608,201       6,539,720     0.3
                       916,100     + The Men's Wearhouse, Inc.                           18,108,463      13,466,670     0.6
                     1,012,700       The Talbots, Inc.                                   35,135,749      28,355,600     1.3
                     1,471,600     + United Rentals, Inc.                                26,140,445      12,420,304     0.6
                                                                                      -------------   -------------    ----
                                                                                        132,068,065      93,703,160     4.3
------------------------------------------------------------------------------------------------------------------------------
Textiles, Apparel &    631,750     + Fossil, Inc.                                         8,710,904      12,666,587     0.6
Luxury Goods            31,900     + The Timberland Company (Class A)                     1,005,198       1,010,592     0.0
                     2,054,900     + Unifi, Inc.                                         19,224,469      12,884,223     0.6
                                                                                      -------------   -------------    ----
                                                                                         28,940,571      26,561,402     1.2
------------------------------------------------------------------------------------------------------------------------------
Trading Companies      636,000     + MSC Industrial Direct Co., Inc. (Class A)            7,911,080       6,754,320     0.3
& Distributors
------------------------------------------------------------------------------------------------------------------------------
                                   Total Stocks                                       2,519,676,960   1,982,954,887    90.3
------------------------------------------------------------------------------------------------------------------------------


                       Face
                      Amount                    Short-Term Securities
==============================================================================================================================
Commercial Paper*  $12,000,000         Gannett Company, 1.75% due 10/18/2002            11,990,083      11,990,083     0.5
                    89,738,000         General Motors Acceptance Corp., 2.10%
                                       due 10/01/2002                                   89,738,000      89,738,000     4.1
                    30,000,000         Toyota Motor Credit Corp., 1.74%
                                       due 10/09/2002                                   29,988,400      29,988,400     1.4
                                                                                      ------------    ------------    ----
                                                                                       131,716,483     131,716,483     6.0
------------------------------------------------------------------------------------------------------------------------------


                                    18 & 19

                    Merrill Lynch Small Cap Value Fund, Inc., September 30, 2002

SCHEDULE OF INVESTMENTS (concluded)                            (in U.S. dollars)

Master Small Cap Value Trust (concluded)

                        Face                                                                                        Percent of
                       Amount                   Short-Term Securities                     Cost          Value       Net Assets
==============================================================================================================================
U.S. Government      $20,000,000     Federal Home Loan Bank, 1.70% due 10/04/2002   $   19,997,167  $   19,997,167     0.9%
Agency Obligations*                  Freddie Mac Participation Certificates:
                      50,000,000         1.71% due 10/04/2002                           49,992,875      49,992,875     2.3
                      15,200,000         1.70% due 10/15/2002                           15,189,951      15,189,951     0.7
                                                                                    --------------  --------------   -----
                                                                                        85,179,993      85,179,993     3.9
------------------------------------------------------------------------------------------------------------------------------
                                     Total Short-Term Securities                       216,896,476     216,896,476     9.9
==============================================================================================================================
Total Investments                                                                   $2,736,573,436   2,199,851,363   100.2
                                                                                    ==============
Liabilities in Excess of Other Assets                                                                   (3,568,865)   (0.2)
                                                                                                    --------------   -----
Net Assets                                                                                          $2,196,282,498   100.0%
                                                                                                    ==============   =====
==============================================================================================================================

+     Non-income producing security.
* Commercial Paper and certain U.S. Government Agency Obligations are traded on a discount basis; the interest rates shown reflect the discount rates paid at the time of purchase by the Trust.

(a) Investments in companies 5% or more of whose outstanding securities are held by the Trust (such companies are defined as "Affiliated Companies" in Section 2 (a)(3) of the Investment Company Act of 1940) are as follows:

----------------------------------------------------------------------------------------------------------
                                                                      Net Share      Net         Dividend
Industry                        Affiliate                             Activity       Cost         Income
----------------------------------------------------------------------------------------------------------
Aerospace & Defense             Triumph Group, Inc.                     330,600   $ 13,012,938       +
----------------------------------------------------------------------------------------------------------
Biotechnology                   Vical Incorporated                      485,657      4,001,796       +
----------------------------------------------------------------------------------------------------------
Building Products               Watsco, Inc.                           (355,200)    (5,402,063)   $155,019
----------------------------------------------------------------------------------------------------------
Commercial Services             Ambassadors Group, Inc.                  31,100        356,254       +
& Supplies                      Ambassadors International, Inc.          28,900        260,536       +
----------------------------------------------------------------------------------------------------------
Communications                  Aspect Communications                  (102,200)    (2,486,005)      +
Equipment                       Corporation
----------------------------------------------------------------------------------------------------------
Distributors                    Nu Horizons Electronics Corp.          (188,000)    (2,438,909)      +
----------------------------------------------------------------------------------------------------------
Diversified Financials          Knight Trading Group, Inc.              145,800      1,031,710       +
----------------------------------------------------------------------------------------------------------
Hotels, Restaurants             Dover Downs Gaming &                   (310,560)    (6,091,478)    64,248
& Leisure                       Entertainment, Inc.
----------------------------------------------------------------------------------------------------------
Internet Software &             Clarus Corporation                       39,500        170,926       +
Services                        EXE Technologies, Inc.                  (20,800)      (888,929)      +
                                Vignette Corporation                  5,616,500     15,600,927       +
----------------------------------------------------------------------------------------------------------
Machinery                       BHA Group Holdings, Inc.                (61,800)      (755,174)     --
                                Reliance Steel & Aluminum Co.           307,000      8,114,274     97,908
                                Wolverine Tube, Inc.                   (155,000)    (3,858,847)      +
----------------------------------------------------------------------------------------------------------
Media                           Dover Motorsports, Inc.               1,240,100      6,787,715     47,888
                                Paxson Communications Corporation     1,209,400     11,260,386       +
----------------------------------------------------------------------------------------------------------
Metals & Mining                 Ryerson Tull, Inc.                     (382,500)    (8,226,455)   148,858
                                Zemex Corporation                         1,800        (49,892)      +
----------------------------------------------------------------------------------------------------------
Paper & Forest                  Mercer International, Inc.             (115,200)    (1,517,749)      +
Products
----------------------------------------------------------------------------------------------------------
Software                        E.piphany, Inc.                       3,834,600     18,891,450       +
                                Liberate Technologies, Inc.             949,600      4,513,753       +
                                Nuance Communications Inc.              (52,800)      (980,282)      +
                                QRS Corporation                         117,400      1,168,783       +
----------------------------------------------------------------------------------------------------------

+     Non-income producing security.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

MASTER SMALL CAP
VALUE TRUST            As of September 30, 2002
==================================================================================================================
Assets:        Investments, at value (including securities loaned of $283,966,022)
               (identified cost--$2,736,573,436) ...................................               $ 2,199,851,363
               Investments held as collateral for loaned securities, at value ......                   303,142,717
               Receivables:
                       Securities sold .............................................  $19,589,856
                       Contributions ...............................................    4,199,843
                       Dividends ...................................................    1,359,359
                       Loaned securities ...........................................       50,728       25,199,786
                                                                                      -----------
               Prepaid expenses and other assets ...................................                        62,762
                                                                                                   ---------------
               Total assets ........................................................                 2,528,256,628
                                                                                                   ---------------
==================================================================================================================
Liabilities:   Collateral on securities loaned, at value ...........................                   303,142,717
               Payables:
                       Securities purchased ........................................   19,690,390
                       Withdrawals .................................................    7,694,655
                       Investment adviser ..........................................      947,062       28,332,107
                                                                                      -----------
               Accrued expenses and other liabilities ..............................                       499,306
                                                                                                   ---------------
               Total liabilities ...................................................                   331,974,130
                                                                                                   ---------------
==================================================================================================================
Net Assets:    Net assets ..........................................................               $ 2,196,282,498
                                                                                                   ===============
==================================================================================================================
Net Assets     Investors' capital ..................................................               $ 2,733,004,571
Consist of:    Unrealized depreciation on investments--net .........................                  (536,722,073)
                                                                                                   ---------------
               Net assets ..........................................................               $ 2,196,282,498
                                                                                                   ===============
==================================================================================================================

See Notes to Financial Statements.


                                    20 & 21

                    Merrill Lynch Small Cap Value Fund, Inc., September 30, 2002

STATEMENT OF OPERATIONS

MASTER SMALL CAP
VALUE TRUST        For the Six Months Ended September 30, 2002
===============================================================================================================================
Investment         Dividends (net of $102 foreign withholding tax) .............................                  $   8,335,433
Income:            Interest ....................................................................                      2,310,862
                   Securities lending--net .....................................................                        265,014
                                                                                                                  -------------
                   Total income ................................................................                     10,911,309
                                                                                                                  -------------
===============================================================================================================================
Expenses:          Investment advisory fees ....................................................  $   6,820,406
                   Accounting services .........................................................        303,862
                   Custodian fees ..............................................................        100,650
                   Professional fees ...........................................................         45,124
                   Trustees' fees and expenses .................................................         26,045
                   Pricing fees ................................................................          1,047
                   Other .......................................................................         42,934
                                                                                                  -------------
                   Total expenses ..............................................................                      7,340,068
                                                                                                                  -------------
                   Investment income--net ......................................................                      3,571,241
                                                                                                                  -------------
===============================================================================================================================
Realized &         Realized loss on investments--net ...........................................       (123,119)
Unrealized Gain    Increase from payments by affiliates and realized losses on the disposal of
(Loss) On          investments in violation of restrictions--net+ ..............................        360,209         237,090
Investments--Net:                                                                                 -------------
                   Change in unrealized appreciation/depreciation on investments--net ..........                   (972,507,511)
                                                                                                                  -------------
                   Total realized and unrealized loss on investments--net ......................                   (972,270,421)
                                                                                                                  -------------
                   Net Decrease in Net Assets Resulting from Operations ........................                  $(968,699,180)
                                                                                                                  =============
===============================================================================================================================

+ Represents a reimbursement from FAM for a loss on a transaction not meeting the Trust's investment guidelines.

      See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                   For the Six       For the
                                                                                                  Months Ended      Year Ended
MASTER SMALL CAP                                                                                  September 30,      March 31,
VALUE TRUST          Increase (Decrease) in Net Assets:                                                2002            2002
=================================================================================================================================
Operations:          Investment income--net ..................................................  $     3,571,241   $    10,257,135
                     Realized gain on investments--net .......................................          237,090       113,102,679
                     Change in unrealized appreciation/depreciation on investments--net ......     (972,507,511)      472,415,629
                                                                                                ---------------   ---------------
                     Net increase (decrease) in net assets resulting from operations .........     (968,699,180)      595,775,443
                                                                                                ---------------   ---------------
=================================================================================================================================
Capital              Proceeds from contributions .............................................      173,355,455     1,801,296,041
Transactions:        Fair value of withdrawals ...............................................     (257,333,142)     (701,668,269)
                                                                                                ---------------   ---------------
                     Net increase (decrease) in net assets derived from capital transactions .      (83,977,687)    1,099,627,772
                                                                                                ---------------   ---------------
=================================================================================================================================
Net Assets:          Total increase (decrease) in net assets .................................   (1,052,676,867)    1,695,403,215
                     Beginning of period .....................................................    3,248,959,365     1,553,556,150
                                                                                                ---------------   ---------------
                     End of period ...........................................................  $ 2,196,282,498   $ 3,248,959,365
                                                                                                ===============   ===============
=================================================================================================================================

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

                                                                             For the                          For the
                                                                            Six Months         For the        Period
                                                                              Ended           Year Ended   Sept. 1, 2000+
MASTER SMALL CAP     The following ratios have been derived from           September 30,       March 31,     to March 31,
VALUE TRUST          information provided in the financial statements.         2002              2002           2001
=========================================================================================================================
Total                Expenses ............................................      (29.29%)++@         32.13%             --
Investment Return:                                                          ===========        ===========   ============
=========================================================================================================================
Ratios to Average    Expenses ............................................         .51%*              .52%           .54%*
Net Assets:                                                                 ===========        ===========   ============
                     Investment income--net ..............................         .25%*              .44%           .85%*
                                                                            ===========        ===========   ============
=========================================================================================================================
Supplemental         Net assets, end of period (in thousands) ............  $ 2,196,282        $ 3,248,959   $  1,553,556
Data                                                                        ===========        ===========   ============
                     Portfolio turnover ..................................       32.11%             54.14%         42.30%
                                                                            ===========        ===========   ============
=========================================================================================================================

 *    Annualized.
 +    Commencement of operations.
++ FAM fully reimbursed the Trust for a loss on a transaction not meeting the Trust's investment guidelines, which had no impact on total return.
 @    Aggregate total investment return.

      See Notes to Financial Statements.


                                    22 & 23

                    Merrill Lynch Small Cap Value Fund, Inc., September 30, 2002

NOTES TO FINANCIAL STATEMENTS

MASTER SMALL CAP
VALUE TRUST

1. Significant Accounting Policies:

Master Small Cap Value Trust (the "Trust") is registered under the Investment Company Act of 1940 and is organized as a Delaware business trust. The Declaration of the Trust permits the Trustees to issue nontransferable interests in the Trust, subject to certain limitations. The Trust's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal, recurring nature. The following is a summary of significant accounting policies followed by the Trust.

(a) Valuation of investments--Portfolio securities that are traded on stock exchanges are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Securities that are traded in the over-the-counter market are valued at the last available bid price prior to the time of valuation. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Board of Trustees as the primary market. Securities that are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Options written or purchased are valued at the last sale price in the case of exchange-traded options. In the case of options traded in the over-the-counter market, valuation is the last asked price (options written) or the last bid price (options purchased). Short-term securities are valued at amortized cost, which approximates market value. Other investments, including futures contracts and related options, are stated at market value. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees of the Trust, including valuations furnished by a pricing service retained by the Trust which may use a matrix system for valuations.

(b) Derivative financial instruments--The Trust may engage in various portfolio investment strategies to increase or decrease the level of risk to which the Trust is exposed more quickly and efficiently than transactions in other types of instruments. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

o Financial futures contracts--The Trust may purchase or sell financial futures contracts and options on such futures contracts for the purpose of hedging the market risk on existing securities or the intended purchase of securities. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Trust deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Trust agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Trust as unrealized gains or losses. When the contract is closed, the Trust records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

o Options--The Trust is authorized to write put and covered call options and purchase put and call options. When the Trust writes an option, an amount equal to the premium received by the Trust is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written.

When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Trust enters into a closing transaction), the Trust realizes a gain or loss on the option to the extent of the premiums received or paid (or loss or gain to the extent the cost of the closing transaction exceeds the premium paid or received).

Written and purchased options are non-income producing investments.

o Forward foreign exchange contracts--The Trust is authorized to enter into forward foreign exchange contracts as a hedge against either specific transactions or portfolio positions. The contract is marked-to-market daily and the change in market value is recorded by the Trust as an unrealized gain or loss. When the contract is closed, the Trust records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed.

o Foreign currency options and futures--The Trust may purchase or sell listed or over-the-counter foreign currency options, foreign currency futures and related options on foreign currency futures as a short or long hedge against possible variations in foreign exchange rates. Such transactions may be effected with respect to hedges on non-U.S. dollar-denominated securities owned by the Trust, sold by the Trust but not yet delivered, or committed or anticipated to be purchased by the Trust.

(c) Income taxes--The Trust is classified as a partnership for Federal income tax purposes. As such, each investor in the Trust is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Trust. Accordingly, as a "pass through" entity, the Trust pays no income dividends or capital gains distributions. Therefore, no Federal income tax provision is required. It is intended that the Trust's assets will be managed so an investor in the Trust can satisfy the requirements of subchapter M of the Internal Revenue Code.

(d) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Interest income is recognized on the accrual basis.

(e) Securities lending--The Trust may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. Where the Trust receives securities as collateral for the loaned securities, it collects a fee from the borrower. The Trust typically receives the income on the loaned securities but does not receive the income on the collateral. Where the Trust receives cash collateral, it may invest such collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within five business days. The Trust may pay reasonable finder's, lending agent, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Trust could experience delays and costs in gaining access to the collateral. The Trust also could suffer a loss where the value of the collateral falls below the market value of the borrowed securities, in the event of borrower default or in the event of losses on investments made with cash collateral.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Trust has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.


                                    24 & 25

                    Merrill Lynch Small Cap Value Fund, Inc., September 30, 2002

NOTES TO FINANCIAL STATEMENTS (concluded)

MASTER SMALL CAP
VALUE TRUST

FAM is responsible for the management of the Trust's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Trust. For such services, the Trust pays a monthly fee based upon the average daily value of the Fund's net assets at the following annual rates: .50% of the Fund's average net assets not exceeding $1 billion, ..475% of average daily net assets in excess of $1 billion but not exceeding $1.5 billion; and .45% of average daily net assets in excess of $1.5 billion.

The Trust has received an exemptive order from the Securities and Exchange Commission permitting it to lend portfolio securities to Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of ML & Co., or its affiliates. As of September 30, 2002, the Trust lent securities with a value of $101,820,411 to MLPF&S or its affiliates. Pursuant to that order, the Trust also has retained QA Advisors, LLC ("QA Advisors"), an affiliate of FAM, as the securities lending agent for a fee based on a share of the returns on investment of cash collateral. QA Advisors may, on behalf of the Trust, invest cash collateral received by the Trust for such loans, among other things, in a private investment company managed by QA Advisors or in registered money market funds advised by FAM or its affiliates. As of September 30, 2002, cash collateral of $136,414,223 was invested in the Money Market Series of the Merrill Lynch Liquidity Series, LLC and $166,728,494 was invested in the Merrill Lynch Premier Institutional Fund. For the six months ended September 30, 2002, QA Advisors received $109,581 in securities lending agent fees.

In addition, MLPF&S received $411,658 in commissions on the execution of portfolio security transactions for the Trust for the six months ended September 30, 2002.

For the six months ended September 30, 2002, the Trust reimbursed FAM $29,760 for certain accounting services.

Certain officers and/or trustees of the Trust are officers and/or directors of FAM, PSI, and/or ML & Co.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the six months ended September 30, 2002 were $870,345,952 and $827,719,817, respectively.

Net realized gains for the six months ended September 30, 2002 and net unrealized losses as of September 30, 2002 were as follows:

--------------------------------------------------------------------------------
                                                 Realized          Unrealized
                                                   Gains             Losses
--------------------------------------------------------------------------------
Long-term investments ..................         $237,090         $(536,722,073)
                                                 --------         -------------
Total ..................................         $237,090         $(536,722,073)
                                                 ========         =============
--------------------------------------------------------------------------------

As of September 30, 2002, net unrealized depreciation for Federal income tax purposes aggregated $549,745,838, of which $142,605,232 related to appreciated securities and $692,351,070 related to depreciated securities. At September 30, 2002, the aggregate cost of investments for Federal income tax purposes was $2,749,597,201.

4. Short-Term Borrowings:

The Trust, along with certain other funds managed by FAM and its affiliates, is a party to a $1,000,000,000 credit agreement with Bank One, N.A. and certain other lenders. The Trust may borrow under the credit agreement to fund investors' withdrawals and for other lawful purposes other than for leverage. The Trust may borrow up to the maximum amount allowable under the Trust's current prospectus and statement of additional information, subject to various other legal, regulatory or contractual limits. The Trust pays a commitment fee of .09% per annum based on the Trust's pro rata share of the unused portion of the credit agreement. Amounts borrowed under the credit agreement bear interest at a rate equal to, at each fund's election, the Federal Funds rate plus .50% or a base rate as determined by Bank One, N.A. On November 30, 2001, the credit agreement was renewed for one year under the same terms. The Trust did not borrow under the credit agreement during the six months ended September 30, 2002.


                                       26
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[LOGO] Merrill  Lynch Investment Managers

                                [GRAPHICS OMITTED]

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Merrill Lynch Small Cap Value Fund, Inc.
Box 9011
Princeton, NJ
08543-9011

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